Note 6 - Leases - Future Operating Lease Payments (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
1 year	$ 1,022,251	$ 488,262
2 years	407,413	998,418
3 years	416,427	1,022,251
4 years	418,875	407,413
5 years	428,300	416,427
Thereafter	960,633	1,807,808
Total future lease payments	3,653,899	5,140,579
Less: imputed interest	(387,830)	(1,135,810)
Total operating lease liabilities	3,266,069	4,004,769
Current	900,402	825,475
Lease liability - operating leases	$ 2,365,667	$ 3,179,294